Document and Entity Information	Jan. 15, 2021
Cover [Abstract]
Entity Address, Postal Zip Code	L3 4672408
Entity Address, Country	IL
Amendment Flag	false
Entity Central Index Key	0001828016
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 15, 2021
Entity Registrant Name	PLAYTIKA HOLDING CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39896
Entity Tax Identification Number	81-3634591
Entity Address, Address Line One	c/o Playtika Ltd.
Entity Address, Address Line Two	HaChoshlim St 8
Entity Address, City or Town	Herzliya Pituarch
City Area Code	972-73
Local Phone Number	316-3251
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	PLTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false